BUSINESS COMBINATIONS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 07, 2021	May 10, 2021	Aug. 27, 2021	Jan. 31, 2021	Mar. 31, 2019	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Mar. 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 29, 2019
Common stock value							$ 1,439	$ 1,439		$ 220	$ 145
Acquired intangible assets						$ 16,000,000
Genesys acquisition [Member]
Purchase consideration shares					200,000
Beneficial ownership limitation, percentage					4.99%
Total acquisition price					$ 8,600,000
Number of common shares into which the preferred is convertible					1,000,000
Preferred stock, quoted value												$ 8,600,000
Quoted closing price												$ 8.60
Scouted Asset Purchase
Purchase consideration shares				224,163
Total acquisition price				$ 1,625,183
Price per share				$ 7.25
Shares held in reserve, recorded as contingent consideration				33,151
Cash consideration				$ 180,000
Total purchase price consideration				$ 1,800,000
OneWire Asset Purchase
Price per share		$ 8.0797
Shares held in reserve, recorded as contingent consideration		155,327
Cash consideration		$ 1,255,000
Consideration shares forfeiture		77,664						31,066
Common stock value		$ 1,436,777
Acquired intangible assets							$ 1,500,000
Novo Asset Purchase
Cash consideration			$ 1,337,500
Fair value contingent consideration								$ 543,297
Promissory note			3,000,000
Amount due			7,117,425
Working capital adjustments amount			$ 217,045
Maturity date			February 1, 2024
Interest rate			6.00%
Base Purchase Price description			the Company, obtained by dividing $2,350,000 by $4.62, the 30-day volume weighted average price of a share of the Company’s common Stock as reported by Bloomberg L.P. for the 30-day period immediately prior to the closing date (the “Equity Consideration”).
Restricted common stock shares			508,711
Parrut Asset Purchase
Shares held in reserve, recorded as contingent consideration	257,545
Cash consideration	$ 500,000
Total purchase price consideration	112,500,000,000
Promissory note	1,750,000
Amount due	$ 3,500,000
Maturity date	July 1, 2023
Interest rate	6.00%
Volume-weighted average price	$ 1,250,000
Closing stock valued	1,264,551
Earn out consideration	$ 1,350,000
Upsider Asset Purchase
Price per share									$ 7.88
Shares held in reserve, recorded as contingent consideration								51,940
Cash consideration								$ 69,983
Total purchase price consideration									$ 3,900,000
Shares received by shareholders of acquiree								323,094
Value of shares received by shareholders of acquiree									2,544,362
Earnout consideration									1,394,760
Fair value of earnout consideration									$ 1,325,003